S000004337 [Member] Investment Strategy - iShares JPX-Nikkei 400 ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Japan Exchange Group, Inc. and JPX Market Innovation & Research, Inc. (collectively referred to as the “JPX Group”) and Nikkei Inc. (the “Nikkei”) are the Fund’s index providers (collectively, the “Index Provider”). The Fund seeks to track the investment results of the JPX-Nikkei 400 Net Total Return Index (the “Underlying Index”), which is composed of (i) common stocks whose main market is the Tokyo Stock Exchange Prime Market, Standard Market or Growth Market and (ii) securities listed on Tokyo Stock Exchange Prime Market, Standard Market or Growth Market that are not common stocks but are regarded by the Index Provider as equivalent to common stocks, in each case if the inclusion in the Underlying Index is deemed to be “particularly necessary” as determined by the Index Provider.
Companies deemed “particularly necessary” refer to companies that the Index Provider determines to have high appeal for investors and to meet requirements of global investment standards, such as efficient use of capital and investor-focused management perspectives. The Index Provider selects 400 constituents, based on: (i) trading value over the past three years, (ii) market value on the selection base date (the end of June), (iii) scoring by stock by three-year average returns on equity, cumulative operating profit and market value on the selection base date using specified weightings and (iv) qualitative factors tied to corporate governance and disclosure. The currency of the component securities of the Underlying Index is the Japanese yen. The Underlying Index may include large-, mid- and small-capitalization companies. As of March 31, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80% investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Trust’s Board of Trustees (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Index Provider is  independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.